Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Accounts payable, related party	$ 83,692	$ 83,692
Mr. Christopher Brown [Member]
Salary expense	78,000
Accounts payable, related party	$ 83,692